Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	4,098,360
Proposed Maximum Offering Price per Unit	1.115
Maximum Aggregate Offering Price	$ 4,569,671.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 397.56
Offering Note	(1) Consists of 4,098,360 shares of common stock, par value $0.0001 per share (the "Common Stock"), of Dogwood Therapeutics, Inc. (the "Registrant") registered for resale from time to time by the selling stockholder named in the prospectus forming a part of this registration statement, which shares were issued and sold by the Registrant to the selling stockholder in a private placement pursuant to a Subscription Agreement, dated October 19, 2026, at a purchase price of $1.22 per share. (2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends and/or similar transactions. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant's Common Stock on The Nasdaq Capital Market on October 26, 2026.